S000057700 [Member] Investment Objectives and Goals - ClearBridge Large Cap Growth Select ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE LARGE CAP GROWTH SELECT ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	ClearBridge Large Cap Growth Select ETF (the “fund”) seeks long-term capital appreciation through investing in large-capitalization companies with the potential for high future earnings growth.